RMB FUNDS

RMB International Small Cap Fund
RMB International Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated June 24, 2019
to the Funds’ Prospectus dated May 1, 2019, as supplemented

The Funds’ Prospectus is being revised to reflect the following change in portfolio management of the Funds.
Effective June 24, 2019, Masa Hosomizu, CFA will replace Egor Rybakov, CFA and Robert Gwin as the Portfolio Manager for the RMB International Small Cap Fund and RMB International Fund. Mr. Hosomizu is a Partner and Portfolio Manager of the Adviser and has been part of the Adviser’s investment team since 2013. The Funds’ investment objective, strategies and policies will remain unchanged.

Please retain this supplement with your Prospectus for future reference.

RMB FUNDS

RMB International Small Cap Fund
RMB International Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated June 24, 2019
to the Funds’ Statement of Additional Information dated May 1, 2019, as supplemented

Effective June 24, 2019, Masa Hosomizu will replace Egor Rybakov and Robert Gwin as the Portfolio Manager for the RMB International Small Cap Fund and RMB International Fund.
The Funds’ Statement of Additional Information is being revised to disclose the following information regarding Mr. Hosomizu’s dollar range of equity securities beneficially owned in the Funds as of December 31, 2018:

Portfolio Manager	Name of Fund	Dollar Range of Shares Owned as of December 31, 2018
Masa Hosomizu	RMB International Small Cap Fund	None
	RMB International Fund	None

Please retain this supplement with your Statement of Additional Information for future reference.